Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	3 Months Ended														4 Months Ended					9 Months Ended		12 Months Ended
	Jul. 03, 2016	Apr. 10, 2016	Sep. 27, 2015		Jul. 05, 2015		Apr. 12, 2015		Sep. 28, 2014		Jul. 06, 2014		Apr. 13, 2014		Jan. 17, 2016	Jan. 18, 2015		Jan. 19, 2014		Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Income Statement [Abstract]
Sales	$ 3,703		$ 3,438	[1]	$ 3,632	[1]	$ 3,647	[1]	$ 3,256	[1]	$ 3,377	[1]	$ 3,322	[1]		$ 4,671	[1]	$ 4,239	[1]	$ 12,227	$ 11,951	$ 15,389	$ 14,194	$ 12,917
Cost of goods sold and occupancy costs	2,417		2,252	[1]	2,339	[1]	2,337	[1]	2,102	[1]	2,163	[1]	2,131	[1]		3,045	[1]	2,754	[1]	8,010	7,721	9,973	9,150	8,288
Gross profit	1,286		1,186	[1]	1,293	[1]	1,310	[1]	1,154	[1]	1,214	[1]	1,191	[1]		1,626	[1]	1,485	[1]	4,217	4,230	5,416	5,044	4,629
Selling, general and administrative expenses	1,057		1,080	[1]	1,032	[1]	1,029	[1]	925	[1]	951	[1]	947	[1]		1,330	[1]	1,209	[1]	3,458	3,392	4,472	4,032	3,682
Pre-opening expenses	18		14	[1]	12	[1]	20	[1]	22	[1]	18	[1]	11	[1]		21	[1]	16	[1]	49	53	67	67	52
Relocation, store closure and lease termination costs	2		4	[1]	2	[1]	6	[1]	2	[1]	2	[1]	2	[1]		4	[1]	5	[1]	8	12	16	11	12
Operating income	209		88	[1]	247	[1]	255	[1]	205	[1]	243	[1]	231	[1]		271	[1]	255	[1]	702	773	861	934	883
Interest expense	(12)																			(30)
Investment and other income (expense)	(1)		4	[1]	5	[1]	4	[1]	2	[1]	4	[1]	2	[1]		3	[1]	4	[1]	8	12	17	12	11
Income before income taxes	196		92	[1]	252	[1]	259	[1]	207	[1]	247	[1]	233	[1]		274	[1]	259	[1]	680	785	878	946	894
Provision for income taxes	76		36	[1]	98	[1]	101	[1]	79	[1]	96	[1]	91	[1]		107	[1]	101	[1]	261	306	342	367	343
Net income	$ 120		$ 56	[1]	$ 154	[1]	$ 158	[1]	$ 128	[1]	$ 151	[1]	$ 142	[1]		$ 167	[1]	$ 158	[1]	$ 419	$ 479	$ 536	$ 579	$ 551
Basic earnings per share (in dollars per share)	$ 0.37		$ 0.16	[1]	$ 0.43	[1]	$ 0.44	[1]	$ 0.35	[1]	$ 0.41	[1]	$ 0.38	[1]		$ 0.46	[1]	$ 0.42	[1]	$ 1.27	$ 1.33	$ 1.49	$ 1.57	$ 1.48
Weighted average shares outstanding (in shares)	320.6				358.5															328.4	359.6	358.5	367.8	371.2
Diluted earnings per share (in dollars per share)	$ 0.37		0.16	[1]	$ 0.43	[1]	0.44	[1]	0.35	[1]	0.41	[1]	0.38	[1]		0.46	[1]	0.42	[1]	$ 1.27	$ 1.32	$ 1.48	$ 1.56	$ 1.47
Weighted average shares outstanding, diluted basis (in shares)	321.2				360.5															329.3	362.2	360.8	370.5	374.5
Dividends declared per common share (in dollars per share)	$ 0.135	$ 0.135	$ 0.13		$ 0.13		$ 0.13		$ 0.12		$ 0.12		$ 0.12		$ 0.135	$ 0.13		$ 0.12		$ 0.405	$ 0.39	$ 0.52	$ 0.48	$ 1.40

[1]	Sum of quarterly amounts, including per share amounts, may not equal fiscal year totals due to the effect of rounding and the independent quarterly computation of per share amounts.